Operating Segments (Tables)	12 Months Ended
Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Operating segment data

B. Operating segment data

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliation	Consolidated
$ millions

For the year ended December 31, 2018

Sales to external parties	1,281	1,481	2,001	719	74	-	5,556
Inter-segment sales	15	142	98	22	5	(282)	-
Total sales	1,296	1,623	2,099	741	79	(282)	5,556

Segment profit	350	393	208	57	9	(7)	1,010
General and administrative expenses							(257)
Other income not allocated to the segments							766
Operating income							1,519

Financing expenses, net							(158)
Share in earnings of equity-accounted investee							3
Income before income taxes							1,364

Capital expenditures	50	356	180	15	1	3	605

Depreciation, amortization and impairment	63	141	172	19	4	21	420

Note 5 - Operating Segments (cont'd)

B. Operating segment data (cont'd)

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliation	Consolidated
$ millions

For the year ended December 31, 2017

Sales to external parties	1,179	1,258	1,938	671	372	-	5,418
Inter-segment sales	14	125	99	21	12	(271)	-
Total sales	1,193	1,383	2,037	692	384	(271)	5,418

Segment profit	303	282	149	56	127	(4)	913
General and administrative expenses							(261)
Other expenses not allocated to the segments							(23)
Operating income							629

Financing expenses, net							(124)
Income before income taxes							505

Capital expenditures	49	270	154	12	19	3	507

Depreciation, amortization and impairment	61	128	172	19	8	30	418

Note 5 - Operating Segments (cont’d)

B. Operating segment data (cont'd)

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliation	Consolidated
$ millions

For the year ended December 31, 2016

Sales to external parties	1,111	1,213	2,082	632	325	-	5,363
Inter-segment sales	9	125	104	29	15	(282)	-
Total sales	1,120	1,338	2,186	661	340	(282)	5,363

Segment profit	286	282	224	55	93	(37)	903
General and administrative expenses							(321)
Other expenses not allocated to the segments							(585)
Operating loss							(3)

Financing expenses, net							(132)
Share in earnings of equity-accounted investees							18
Loss before income taxes							(117)

Capital expenditures	38	311	237	7	1	58	652

Depreciation, amortization and impairment	52	127	203	17	3	4	406

Sales by geographical location of the customer

C. Information based on geographical location

The following table presents the distribution of ICL's sales by geographical location of the customer:

2018		2017		2016
$ millions	% of sales	$ millions	% of sales	$ millions	% of sales

USA	903	16	1,091	20	1,070	20
China	848	15	724	13	669	12
Brazil	656	12	594	11	521	10
United Kingdom	382	7	328	6	306	6
Germany	365	7	378	7	392	7
France	267	5	265	5	226	4
Spain	262	5	264	5	258	5
Israel	223	4	171	3	237	4
India	211	4	200	4	199	4
Australia	126	2	85	2	187	3
All other	1,313	23	1,318	24	1,298	25
Total	5,556	100	5,418	100	5,363	100

Sales by geographical location of the customer by Operating Segments

C. Information based on geographical location (cont'd)

The following table presents the distribution of the operating segments sales by geographical location of the customer:

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliation	Consolidated
$ millions

For the year ended December 31, 2018
Europe	473	459	719	362	49	(92)	1,970
Asia	399	519	481	105	2	(18)	1,488
North America	347	107	405	103	24	(8)	978
South America	21	408	264	21	1	(3)	712
Rest of the world	56	130	230	150	3	(161)	408
Total	1,296	1,623	2,099	741	79	(282)	5,556

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliation	Consolidated
$ millions

For the year ended December 31, 2017
Europe	456	386	749	326	87	(86)	1,918
Asia	351	433	476	100	3	(21)	1,342
North America	327	116	369	94	282	(13)	1,175
South America	19	347	277	22	5	(4)	666
Rest of the world	40	101	166	150	7	(147)	317
Total	1,193	1,383	2,037	692	384	(271)	5,418

Note 5 - Operating Segments (cont'd)

C. Information based on geographical location (cont'd)

The following table presents the distribution of the operating segments sales by geographical location of the customer: (cont'd)

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliation	Consolidated
$ millions

For the year ended December 31, 2016
Europe	424	421	717	319	77	(95)	1,863
Asia	301	396	511	74	6	(13)	1,275
North America	330	93	380	110	250	(22)	1,141
South America	25	267	274	19	1	2	588
Rest of the world	40	161	304	139	6	(154)	496
Total	1,120	1,338	2,186	661	340	(282)	5,363

Sales by geographical location of the assets

The following table presents the distribution of ICL's sales by geographical location of the assets:

For the year ended December 31
2018	2017	2016
$ millions	$ millions	$ millions

Israel	2,841	2,548	2,470
Europe	2,198	2,119	2,124
North America	831	1,045	1,045
Asia	617	583	556
Others	211	215	218
	6,698	6,510	6,413
Intercompany sales	(1,142)	(1,092)	(1,050)

Total	5,556	5,418	5,363

Operating income (loss) by geographical location of the assets

The following table presents operating income (loss) by geographical location of the assets from which it was produced:

For the year ended December 31
2018	2017	2016
$ millions	$ millions	$ millions

Europe*	834	(45)	(117)
Israel	526	475	304
North America	74	154	83
Asia	52	8	(41)
Others	29	33	(203)
Intercompany eliminations	4	4	(29)
Total	1,519	629	(3)

* Europe profit for the year ended December 31, 2018 includes gain from divestiture of businesses in the amount of $841 million. For further information see Note 10.

Non-current assets by geographical location of the assets

The following table present the non-current assets by geographical location of the assets (*)

For the year ended December 31
2018	2017
$ millions	$ millions

Israel	3,570	3,387
Europe	1,228	1,227
Asia	401	455
North America	309	321
Other	59	94
Total	5,567	5,484

(*) Mainly consist of property, plant and equipment and intangible assets, non-current inventories and lease rights.